INVESTMENT IN NON-CONSOLIDATED AFFILIATES (Schedule of Investment in Equity Affiliate, Carrying Amount and Share of Net Income) (Details)	12 Months Ended						0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 2010 Affiliate Company [Member] CNY	Dec. 31, 2011 2010 Affiliate Company [Member] CNY	Apr. 27, 2011 2011 Affiliate Company [Member] CNY	Feb. 23, 2012 2011 Affiliate Company [Member] CNY	Dec. 31, 2012 2011 Affiliate Company [Member] CNY	Dec. 31, 2011 2011 Affiliate Company [Member] CNY	Feb. 09, 2012 First 2012 Affiliate Company [Member] CNY	Dec. 31, 2012 First 2012 Affiliate Company [Member] CNY	Dec. 31, 2012 Second 2012 Affiliate Company [Member] CNY	Dec. 14, 2012 Second 2012 Affiliate Company [Member]	Nov. 15, 2012 Second 2012 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Balance at the beginning of the year		15,548,648			12,926,810	12,680,000			2,621,838
Addition due to investment in equity affiliate										3,500,000		5,600,000	28,927,154
Disposal of investment in non-consolidated affiliate									(2,190,117)
Total investment in equity affiliate - cost									(2,190,117)	3,500,000		5,600,000
Share of net income (loss) in non-consolidated affiliate					180,012	249,810			(431,721)	(878,162)		(787,758)
Amortization of identifiable intangible assets, net of tax	(169,531)	(1,056,197)	(547,200)	(642,453)	(3,000)	(3,000)
Total booked value under equity method					177,012	246,810
Impairment on equity method investment	(772,418)	(4,812,242)										(4,812,242)
Carrying value at the end of the year	6,746,437	42,030,976	15,548,648		13,103,822	12,926,810				2,621,838			28,927,154
Ownership percentage											30.00%		35.00%	14.00%	21.00%
Payments to acquire equity method investments	4,854,200	30,242,154	9,000,000	7,180,000			3,500,000				5,600,000		24,642,154
Proceeds from sale of equity method investment								3,500,000
Gain (loss) on sale of equity method investment								1,309,883
Accrued expenses and other current liabilities	$ 31,937,026	198,970,866	127,803,167										4,285,000